Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	Neither the Compensation Committee nor Park has adopted a policy or practice regarding the timing of option grants because the Compensation Committee has not used this form of equity compensation in over 15 years, determining instead to use PBRSUs to incentive its executives.